BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure Text Block [Line Items]
Sales	$ 547,085	$ 221,847	$ 1,048,418	$ 309,367	$ 987,431	$ 571,945
Cost of Sales	384,073	59,825	637,236	89,125	402,665	388,756
Total operating expenses	2,563,120	3,519,235	5,446,061	5,646,822	10,354,032	8,829,481
Total other expenses	1,582,997	258,148	(291,076)	429,297	4,856,524	(576,890)
Net income (loss) and comprehensive loss for the Period	$ (3,983,105)	$ (3,615,361)	$ (4,743,803)	$ (5,855,877)	$ (14,625,790)	$ (8,069,402)
Basic loss per share					$ (21.73)	$ (13.19)
Diluted loss per share	$ (1.62)	$ (5.33)	$ (2.02)	$ (8.84)	$ (21.73)	$ (13.19)
Previously Reported [Member]
Disclosure Text Block [Line Items]
Sales						$ 571,945
Cost of Sales						388,756
Total operating expenses						8,829,481
Total other expenses						(4,709,718)
Net income (loss) and comprehensive loss for the Period						$ (3,936,574)
Basic loss per share						$ (6.00)
Diluted loss per share						$ (6.00)
Scenario, Adjustment [Member]
Disclosure Text Block [Line Items]
Sales						$ 0
Cost of Sales						0
Total operating expenses						0
Total other expenses						(4,132,828)
Net income (loss) and comprehensive loss for the Period						$ (4,132,828)
Basic loss per share						$ (7.50)
Diluted loss per share						$ (7.50)